Financial Instruments and Fair Value Measurements - Additional information (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended		12 Months Ended										12 Months Ended
	Dec. 31, 2012 USD ($) Integer	Dec. 31, 2011 USD ($) Integer	Dec. 31, 2010 USD ($) Integer	Dec. 31, 2010 NOK	Dec. 31, 2011 Acquired From Ocean Freight [Member] Integer	Dec. 31, 2011 Not Designated As Hedging Instrument [Member] Integer	Dec. 31, 2010 Designated as hedging USD ($)	Dec. 31, 2011 Designated as hedging Integer	Dec. 31, 2012 Cash Flow Hedge Unrealized [Member] USD ($)	Dec. 31, 2011 Cash Flow Hedge Unrealized [Member] USD ($)	Dec. 31, 2010 Cash Flow Hedge Unrealized [Member] USD ($)	Dec. 31, 2012 Cash Flow Hedge Realized [Member] USD ($)	Dec. 31, 2011 Cash Flow Hedge Realized [Member] USD ($)	Dec. 31, 2010 Cash Flow Hedge Realized [Member] USD ($)	Dec. 31, 2012 Convertible Senior Notes [Member] Level 2 USD ($)	Dec. 31, 2012 Ocean Rig UDW Level 2 USD ($)	Dec. 31, 2012 Drill Rigs Notes [Member] Level 2 USD ($)	Dec. 31, 2012 Term Bank Loan 12 [Member] Level 2 USD ($)	Dec. 31, 2012 Two Loan Agreements [Member] USD ($)	Dec. 31, 2012 Ocean Rig Mylos, Ocean Rig Skyros and Ocean Rig Athena USD ($)
Number of interest rate swap, cap and floor agreements	43	29	34		2	31		3
Notional amount of interest rate swap, cap and floor agreements maturing from March 2013 through November 2017	$ 4,600,000	$ 2,600,000	$ 2,500,000
Losses on cash flow hedges transferred from other comprehensive income to statement of operations	(23,453)	(13,456)	(9,901)									549	368
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months												548
Convertible Senior Notes estimated fair value through Level 2 inputs															544,250
Ocean Rig UDW/ Drill Rigs notes estimated fair value through Level 2 inputs																519,065	798,000
Loans estimate at fair value through level 2 inputs																		511,453
Convertible Senior Notes carrying amount net of financing fees															601,000
Ocean Rig UDW/ Drill Rigs notes carrying amount net of financing fees																491,704	781,001
Loans carrying amount net of financing fees																		450,433
(Unrealized)/ realized losses on cash flow hedges accumulated in other comprehensive income											35,992			16,463
Gain/(loss) on interest rate swaps	(54,073)	(68,943)	(120,505)						54,506	28,566	(56,627)
Number of forward freight agreements held	0	0
Number of foreign currency forward contracts held			12
Notional amount of foreign currency forward contracts held			28,000	174,000
Change in fair value of foreign currency forward contracts	0	(1,538)	1,104						0	1,063	7,084
Assets Held-for-sale, Long Lived, Fair Value Disclosure																			115,134
Impairment of Long-Lived Assets Held-for-use																			32,584
Two loan agreements	4,548,839	4,434,018
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	22,904	13,088	0
Derivative Instruments, Gain (Loss) Recognized in Other Comprehensive Income (Loss), Effective Portion, Net	0	0	(17,034)				(17,034)
Security deposits, non current	550	33,100
Security deposits, current	8,000
Restricted cash, current	$ 223,133	$ 72,765																		$ 6,000